Cover	Nov. 30, 2023	Jul. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 04, 2023
Entity Registrant Name	System1, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39331
Entity Tax Identification Number	92-3978051
Entity Address, Address Line One	4235 Redwood Avenue
Entity Address, City or Town	Marina Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90066
City Area Code	310
Local Phone Number	924-6037
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805833
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security		Class A Common Stock, $0.0001 par value per share
Trading Symbol		SST
Security Exchange Name		NYSE
Redeemable warrants, each whole warrant exercisable for one Class A Common Stock share at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security		Redeemable warrants, each whole warrant exercisable for one Class A Common Stock share at an exercise price of $11.50 per share
Trading Symbol		SST.WS
Security Exchange Name		NYSE